COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Reimbursement Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Line Items]
Royalties provision	$ 94	$ 132
Royalties to an ASIC designer [Member]
Commitments and Contingencies [Line Items]
Royalties provision	94	132
Reimbursement liability to Predecessor Entity's Unit Holders [Member]
Commitments and Contingencies [Line Items]
Royalties provision	$ 0	$ 0